Restricted cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Restricted cash	Restricted cashRestricted cash consists of $16.4 million as at December 31, 2020 (December 31, 2019: nil) for cash held as collateral for a guarantee with Danske Bank to provide security for the payment, discharge and performance of secured obligations.